Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net
6	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Computers and equipment	1,327	1,518
Furniture and fixtures	58	119
Leasehold improvement	20	65
Total	1,405	1,702
Less: Accumulated depreciation and amortization	(1,267)	(1,339)
Property and equipment, net	138	363

For the years ended December 31, 2022, 2023 and 2024, depreciation and amortization expenses amounted to US$91, US$86 and US$125, respectively.